Loans - Summary of Troubled Debt Restructurings Modified During Period (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans	5	8	12
Pre-Modification Balance	$ 3,544	$ 2,938	$ 7,872
Post-Modification Balance	3,544	2,938	7,872
One-to Four-Family [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans	2	6	9
Pre-Modification Balance	391	1,433	2,185
Post-Modification Balance	391	1,433	2,185
Multi-Family Residential Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans		1
Pre-Modification Balance		110
Post-Modification Balance		110
Commercial Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans	1	1	1
Pre-Modification Balance	207	1,395	3,450
Post-Modification Balance	207	1,395	3,450
Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Number of Loans	2		2
Pre-Modification Balance	2,946		2,237
Post-Modification Balance	$ 2,946		$ 2,237